Financial Instruments by Category - Schedule of Categories of Financial Instruments (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets	[1]	¥ 9,846	$ 1,349	¥ 10,352
Cash and bank balances		1,261,211	172,785	1,093,833		¥ 1,492,240
Financial assets at FVTPL		1,141	156	1,951
Financial assets included in other non-current assets	[1]	2,439	334	3,000
Total		1,273,496	185,858	1,253,078
Interest-bearing bank and other borrowings (current and non-current portions)		29,344	4,020	19,159
Financial assets [Member]
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets				10,352
Cash and bank balances				1,093,833
Trade receivables				145,893
Financial assets at FVTPL				1,951
Financial assets included in other non-current assets				3,000
Total				1,255,029
Financial liabilities at amortized cost [Member]
Schedule of Categories of Financial Instruments [Line Items]
Interest-bearing bank and other borrowings (current and non-current portions)		1,668,497			$ 1,795,595
Trade payables		91,966			72,445
Financial liabilities included in other payables and accruals		73,670			63,122
Long-term payables (current and non-current portions)		29,344			37,458
Total		1,863,477			$ 1,968,620
Financial assets at amortized cost [Member]
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets | $			9,846
Cash and bank balances | $			1,261,211
Trade receivables | $			83,143
Financial assets at FVTPL | $
Financial assets included in other non-current assets | $			2,439
Total | $			1,356,639
Financial liabilities [Member]
Schedule of Categories of Financial Instruments [Line Items]
Interest-bearing bank and other borrowings (current and non-current portions) | $			228,583
Trade payables | $			12,599
Financial liabilities included in other payables and accruals | $			10,094
Long-term payables (current and non-current portions) | $			4,020
Total | $			255,296
Financial assets at fair value through profit or loss [Member]
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets
Cash and bank balances
Trade receivables
Financial assets at FVTPL		1,141		1,951
Financial assets included in other non-current assets
Total		1,141		1,951
Financial assets at amortized cost [Member]
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets				10,352
Cash and bank balances				1,093,833
Trade receivables				145,893
Financial assets at FVTPL
Financial assets included in other non-current assets				3,000
Total				¥ 1,253,078
Financial assets [Member]
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets		9,846	1,349
Cash and bank balances		1,261,211	172,785
Trade receivables		83,143	11,390
Financial assets at FVTPL		1,141	156
Financial assets included in other non-current assets		2,439	334
Total		¥ 1,357,780	$ 186,014

[1]	The credit quality of the financial assets included in prepayments, other receivables and other assets and financial assets included in other non- current assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.